Plant and Equipment	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Plant and Equipment [Text Block]

9. Plant and Equipment

Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2021	$105,530,948	$-	$-	$105,530,948
Atlantic acquisition (Note 5)	11,872,578	662,910	5,602,706	18,138,194
Disposals	(1,244,804)	-	-	(1,244,804)
Additions	190,643,420	-	11,935,014	202,578,434
Balance, March 31, 2022	$306,802,142	$662,910	$17,537,720	$325,002,772
Disposals	(12,072,618)	-	-	(12,072,618)
Additions	57,838,272	-	10,296,373	68,134,645
Impairment	(119,032,683)	-	-	(119,032,683)
Foreign exchange on translation	(4,347,913)	-	(1,307,231)	(5,655,144)
Balance, March 31, 2023	$229,187,200	$662,910	$26,526,862	$256,376,972

Accumulated depreciation and impairment	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2021	$83,932,145	$-	$-	$83,932,145
Disposals	(295,994)	-	-	(295,994)
Depreciation	63,033,428	-	790,449	63,823,877
Balance, March 31, 2022	$146,669,579	$-	$790,449	$147,460,028
Disposals	(6,250,009)	-	-	(6,250,009)
Depreciation	76,738,743	-	2,212,751	78,951,494
Impairment	(48,623,077)	-	-	(48,623,077)
Foreign exchange on translation	(2,300,376)	-	(89,396)	(2,389,766)
Balance, March 31, 2023	$166,234,866	$-	$2,913,804	$169,148,670

Carrying amount
Balance, March 31, 2022	$160,132,563	$662,910	$16,747,271	$177,542,744
Balance, March 31, 2023	$62,952,334	$662,910	$23,613,058	$87,228,302

At the year-end the Company examined whether there were any indicators of impairment of its assets, with the continued decline digital currency prices, performed an impairment assessment and determined the recoverable value based on the fair value less costs to dispose approach. At the year end, there was no further impairment of its assets.

During the year, as digital currency price declined and the ETH merger occurred, the Company determined that these factors were indicators of impairment. As a result, the Company performed impairment assessments during the year using both the value in use and fair value less costs to dispose models to determine the recoverable value.  The recoverable value was lower than the carrying value of the assets during the year and as a result the Company recorded impairment totaling $70,409,606 (2022:$nil).

The key estimates used in the determination of the recoverable amount under the value in use model were:

1. Discount rate of 40%
2. BTC price growth
3. Difficulty rate for mining digital currencies
4. Timing of the BTC halving event expected in April 2024.

The key assumption used in the fair value less costs to dispose model was the costs to dispose. A 1% increase in the costs to dispose of the equipment would result in an additional impairment charge of $97,000.

During the year ended March 31, 2022, due to the positive mining economics, increasing prices of bitcoin relative to the network difficulty levels, the Company did not record any impairment charges on its plant and equipment.

In the current year the Company revised the useful economic life of certain GPU machines because of the ETH merge from proof of work to proof of stake which occurred on September 15, 2022. As a result, the Company revised the useful economic life of these assets from 4 years to 2 years which in management's view reflects the efficiency and use of the equipment in light of the change in activities of these machines. The Company recorded accelerated depreciation of these assets of $22,203,000 during the year ended March 31, 2023, and these assets are expected to be fully depreciated by the end of fiscal 2024 and have a remaining net book value of $15,585,788 at March 31, 2023.

The Company continues to depreciate its plant and equipment over the remaining estimated useful economic life.